Summary of Significant Accounting Policies - Schedule of Convertible Equity Shares and Restricted Stock Awards Excluded from Calculation of Diluted Net Loss per Share (Details) shares in Thousands	12 Months Ended
Dec. 31, 2020 shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net loss per share	12,722
Convertible Promissory Note | Emmis
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net loss per share	1,370
Convertible Promissory Note | SG Broadcasting
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net loss per share	5,308
Series A Convertible Preferred Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net loss per share	6,005
Restricted Stock Awards
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from calculation of diluted net loss per share	39